Financial Instruments - Summary of Valuation Techniques and Significant Unobservable Inputs in Fair Value Measurement of Level 3 Financial Instruments (Details) - Level 3	12 Months Ended
Mar. 31, 2018
JWC Warrants
Disclosure Of Financial Instruments [Line Items]
Valuation techniques	Black-Scholes option pricing model
Significant unobservable inputs	Share price
Relationship of unobservable inputs to fair value	Increase or decrease in share price will result in an increase or decrease in fair value
JWC Shares
Disclosure Of Financial Instruments [Line Items]
Valuation techniques	Market approach
Significant unobservable inputs	Share price
Relationship of unobservable inputs to fair value	Increase or decrease in share price will result in an increase or decrease in fair value
HydRx Shares
Disclosure Of Financial Instruments [Line Items]
Valuation techniques	Market approach
Significant unobservable inputs	Share price
Relationship of unobservable inputs to fair value	Increase or decrease in share price will result in an increase or decrease in fair value
HydRx Warrants
Disclosure Of Financial Instruments [Line Items]
Valuation techniques	Black-Scholes option pricing model
Significant unobservable inputs	Share price
Relationship of unobservable inputs to fair value	Increase or decrease in share price will result in an increase or decrease in fair value
Agripharm Warrant
Disclosure Of Financial Instruments [Line Items]
Valuation techniques	Black-Scholes option pricing model
Significant unobservable inputs	Share price
Relationship of unobservable inputs to fair value	Increase or decrease in share price will result in an increase or decrease in fair value
BC Tweed Call Option Liability
Disclosure Of Financial Instruments [Line Items]
Valuation techniques	Market approach
Significant unobservable inputs	Appraised value of property
Relationship of unobservable inputs to fair value	Increase or decrease in value will result in a increase or decrease in fair value
BC Tweed and Vert Mirabel Put Liability
Disclosure Of Financial Instruments [Line Items]
Valuation techniques	Discounted cash flow
Significant unobservable inputs	Discount rate
Relationship of unobservable inputs to fair value	Increase or decrease in discount rate will result in a decrease or increase in fair value
BC Tweed and Vert Mirabel Put Liability
Disclosure Of Financial Instruments [Line Items]
Valuation techniques	Discounted cash flow
Significant unobservable inputs	Future wholesale price and production levels
Relationship of unobservable inputs to fair value	Increase in future wholesale price and production levels will result in an increase in fair value